Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Intangible assets (including purchase accounting basis difference)	$ (3,037)	$ (120)
Property, plant and equipment (including purchase accounting basis difference)	(374)	(35)
Inventories (including purchase accounting basis difference)	(158)
Receivables	(5)
Other assets		(1)
Liabilities, Pensions	(1)
Liabilities, Restructuring	0	0
Liabilities, Accrued interest	0	0
Stock based compensation and other	(2)
Long-term debt	0	0
Undistributed earnings of foreign subsidiaries	(359)	(31)
Operating loss and tax credit carryforwards	0	0
Total gross deferred tax liabilities	(3,936)	(187)
Intangible assets (including purchase accounting basis difference)	85	2
Property, plant and equipment (including purchase accounting basis difference)	148	19
Inventories (including purchase accounting basis difference)	49	2
Receivables	16
Other assets	9	1
Pensions	88	51
Restructuring	61	6
Accrued interest	545
Stock based compensation and other	222	25
Long-term debt	179
Undistributed earnings of foreign subsidiaries	0	0
Operating loss and tax credit carryforwards	963	659
Total gross deferred tax assets	2,365	765
Net deferred tax position	(1,571)	578
Valuation allowances	(632)	(627)
Net deferred tax assets (liabilities)	$ (2,203)	$ (49)